Derivative warrant liabilities and earnouts liabilities	12 Months Ended
Dec. 31, 2022
Derivative warrant liabilities and earnouts liabilities
Derivative warrant liabilities and earnouts liabilities

18Derivative warrant liabilities and earnouts liabilities

18.1Derivative warrant liabilities:

Private and Public Warrants

Prior to the Transaction, the SPAC issued 17,433,333 warrants each exercisable at $11.50 per one Class A Ordinary Share, of which 11,500,000 are Public Warrants listed on NASDAQ and 5,933,333 Private Warrants held by the sponsor. Upon closing of the Transaction, the Parent Company assumed the Public Warrants and Private Warrants. Each whole warrant entitles the holder to purchase one share of the Company’s Class A ordinary shares at a price of $11.50 per share.

The Public Warrants will expire 5 years after completion of the transaction. The Parent Company has the ability to redeem the outstanding Public Warrants at any time after they become exercisable and prior to their expiration, at a price of $0.01 per warrant, provided that the last reported sales price of the Parent Company’s Class A ordinary shares equals or exceeds $18.00 per share.

The Private Warrants are identical to the Public Warrants, except that the Private Warrants and the ordinary shares issuable upon exercise of the Private Warrants, so long as they are held by the sponsor or its permitted transferees, (i) will not be redeemable by the Parent Company, (ii) may not be transferred, assigned or sold by the holders until 30 days after the completion of the Transaction, (iii) may be exercised by the holders on a cashless basis and (iv) will be entitled to registration rights. If the Private Warrants are held by holders other than the sponsor or its permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by the holders on the same basis as the Public Warrants.

Series A and Series B Warrants

On 9 August 2022, the Group entered a private placement agreement (“Securities Purchase Agreement”) to sell Class A Ordinary Shares and Warrants to an investor for a total subscription amount of $20 million which are paid in full at the date of execution. In accordance with the terms of the Securities Purchase Agreement, the investor received 12,121,214 Series A Warrants exercisable within 5 years and 6,060,607 Series B Warrants exercisable within 2 years.

	At 31 December	At 31 December
	2022	2021
	USD	USD
Opening balance	—	—
Recognized pursuant to the reverse acquisition transaction	35,487,284	—
Change in fair value during the year	(34,170,193)	—
Ending balance	1,317,091	—

18.2Earnouts liabilities:

During the time period between the Closing Date and the five-year anniversary of the Closing Date (the “Earnout Period”), eligible Swvl Shareholders may receive up to 15 million additional shares of the Parent Company’s Common Shares A (the “Earnout Shares”) in the aggregate in three equal tranches of 5 million shares if the volume-weighted average closing sale price of our Common Stock is greater than or equal to $12.50 (tranche 1), $15.00 (tranche 2), and $17.50 (tranche 3) for any 20 trading days within any 30 consecutive trading day period (“Trigger Events”) (or an earlier Change of Control event).

Earn-out shares were valued on probability of vesting 0.2% for tranche 1, 0.1% for the second two tranches. Equity volatility of 82.5% is based on the Group's size relative to that of the guideline comparable companies as of the reporting date. Cost of equity of 23.5% is based on the risk-free rate at the date of reporting taking into consideration equity and country risk premiums.

18Derivative warrant liabilities and earnouts liabilities (continued)

18.2Earnouts liabilities: (continued)

The Effective Time, which will be subject to potential forfeiture, and which will be able to be settled in Holdings Common Shares A upon the occurrence of the applicable Earnout Triggering Events (or an earlier Change of Control event).

	At 31 December	At 31 December
	2022	2021
	USD	USD
Opening balance	—	—
Recognized pursuant to the reverse acquisition transaction	75,550,455	—
Change in fair value during the year	(75,550,455)	—
Ending balance	—	—